UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           645 5th Avenue, Suite 1200
           --------------------------------------------------------
           New York, New York 10022
           --------------------------------------------------------

Form 13F File Number:  028-05331
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               02/15/01
       ------------------------   ------------------------------  ----------









Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------



































                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $49,370
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
BROCADE COMMUNICATIONS SYS INC    COM            111621108    3,673     40,000 SH                          40,000
----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD SEMICONDUCTOR INTL      CL A           303726103    1,463    101,300 SH                         101,300
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES, INC              COM            465754109    1,251     23,000 SH                          23,000
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC              COM            48203R104   12,606    100,000 SH                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    COM            594918104    6,506    150,000 SH                         150,000
-----------------------------------------------------------------------------------------------------------------------------------
PALM INC                          COM            696642107    6,370    225,000 SH                         225,000
-----------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL                    COM            750917106    6,322    175,000 SH                         175,000
-----------------------------------------------------------------------------------------------------------------------------------
REALNETWORKS INC                  COM            75605l104    3,475    400,000 SH                         400,000
-----------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                    COM            826170102    1,691     25,000 SH                          25,000
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                         COM            984332106    6,013    200,000 SH                         200,000
-----------------------------------------------------------------------------------------------------------------------------------



685778.6